Prospectus Supplement

December 7, 2017

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 7, 2017 to the Morgan Stanley Institutional Fund, Inc. Prospectuses dated May 1, 2017

Emerging Markets Breakout Nations Portfolio

Emerging Markets Portfolio

The following is hereby added as the third paragraph of the section of the Prospectus entitled "Fund Summary—Emerging Markets Breakout Nations Portfolio—Principal Investment Strategies":

The investment process takes into account information about environmental, social and governance issues (also referred to as ESG) when making investment decisions. The Adviser focuses on engaging company management around corporate governance practices as well as what the Adviser deems to be materially important environmental and/or social issues facing a company.

The following is hereby added as the third paragraph of the section of the Prospectus entitled "Fund Summary—Emerging Markets Portfolio—Principal Investment Strategies":

The investment process takes into account information about environmental, social and governance issues (also referred to as ESG) when making investment decisions. The Adviser and/or Sub-Adviser focus on engaging company management around corporate governance practices as well as what the Adviser and/or Sub-Adviser deem to be materially important environmental and/or social issues facing a company.

The following is hereby added as the third paragraph of the section of the Prospectus entitled "Details of the Funds—Emerging Markets Breakout Nations Portfolio—Process":

The investment process takes into account information about environmental, social and governance issues (also referred to as ESG) when making investment decisions. The Adviser focuses on engaging company management around corporate governance practices as well as what the Adviser deems to be materially important environmental and/or social issues facing a company.

The following is hereby added as the second paragraph of the section of the Prospectus entitled "Details of the Funds—Emerging Markets Portfolio—Process":

The investment process takes into account information about environmental, social and governance issues (also referred to as ESG) when making investment decisions. The Adviser and/or Sub-Adviser focus on engaging company management around corporate governance practices as well as what the Adviser and/or Sub-Adviser deem to be materially important environmental and/or social issues facing a company.

Please retain this supplement for future reference.

  IFIEMESGPROSPT 12/17